Fair Value Measurements and Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Schedule of Fair Value of Derivative Instruments
The fair value of embedded derivative instruments by balance sheet location and level were as follows:

	December 31, 2016
(in millions)	Level 1	Level 2	Level 3	Total
Other long-term liabilities	$—	$—	$118	$118

	December 31, 2015
(in millions)	Level 1	Level 2	Level 3	Total
Other long-term liabilities	$—	$—	$143	$143

Schedule of Gains (Losses) on Derivative Instruments
The following table summarizes the gain (loss) activity related to embedded derivatives instruments recognized in Interest expense to affiliates:

	Year Ended December 31,
(in millions)	2016	2015	2014
Embedded derivatives	$25	$(148)	$18

Schedule of Carrying Values and Fair Values of Long-term Debt
The carrying amounts and fair values of our short-term investments and long-term debt included in our Consolidated Balance Sheets were as follows:

	Level within the Fair Value Hierarchy	December 31, 2016		December 31, 2015
(in millions)		Carrying Amount	Fair Value	Carrying Amount	Fair Value
Assets:
Short-term investments	1	$—	$—	$2,998	$2,998
Deferred purchase price assets	3	659	659	389	389
Liabilities:
Senior Notes to third parties	1	$18,600	$19,584	$17,600	$18,098
Senior Reset Notes to affiliates	2	5,600	5,955	5,600	6,072
Senior Secured Term Loans	2	1,980	2,005	2,000	1,990
Guarantee Liabilities	3	135	135	163	163